SHARE-BASED COMPENSATION - Share based compensation related to preferred and ordinary shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Sharebased compensation expenses included in:	¥ 3,215,549	¥ 2,425,249	¥ 1,538,287
Share-based compensation related to restricted shares (c)
SHARE-BASED COMPENSATION
Sharebased compensation expenses included in:	1,631,104	1,093,627	0
Employee Stock Option [Member]
SHARE-BASED COMPENSATION
Sharebased compensation expenses included in:	¥ 771,151	¥ 970,551	¥ 1,504,025